Prepayments	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
PREPAYMENTS	Note 5 - PREPAYMENTS Prepayments consist of the following:
	December 31, 2023	December 31, 2022
Prepayments for the services cost	$203,126	$12,248